Financial Instruments (Details) (Forward Contracts [Member]) In Millions, unless otherwise specified	Dec. 31, 2011 For Canadian dollars [Member] USD ($)	Dec. 31, 2011 For Canadian dollars [Member] EUR (€)	Dec. 31, 2011 For US dollars [Member] PHP	Dec. 31, 2011 For Euros [Member] USD ($)	Dec. 31, 2011 For Euros [Member] CZK	Dec. 31, 2011 For Euros [Member] GBP (£)	Dec. 31, 2011 For Euros [Member] PLN	Dec. 31, 2011 2012 [Member] For Canadian dollars [Member] USD ($)	Dec. 31, 2011 2012 [Member] For Canadian dollars [Member] EUR (€)	Dec. 31, 2011 2012 [Member] For US dollars [Member] PHP	Dec. 31, 2011 2012 [Member] For Euros [Member] USD ($)	Dec. 31, 2011 2012 [Member] For Euros [Member] CZK	Dec. 31, 2011 2012 [Member] For Euros [Member] GBP (£)	Dec. 31, 2011 2012 [Member] For Euros [Member] PLN	Dec. 31, 2011 2013 [Member] For Canadian dollars [Member] USD ($)	Dec. 31, 2011 2013 [Member] For Canadian dollars [Member] EUR (€)	Dec. 31, 2011 2013 [Member] For US dollars [Member] PHP	Dec. 31, 2011 2013 [Member] For Euros [Member] USD ($)	Dec. 31, 2011 2013 [Member] For Euros [Member] CZK	Dec. 31, 2011 2013 [Member] For Euros [Member] GBP (£)	Dec. 31, 2011 2013 [Member] For Euros [Member] PLN	Dec. 31, 2011 2014 [Member] For Canadian dollars [Member] USD ($)	Dec. 31, 2011 2014 [Member] For Canadian dollars [Member] EUR (€)	Dec. 31, 2011 2014 [Member] For US dollars [Member] PHP	Dec. 31, 2011 2014 [Member] For Euros [Member] USD ($)	Dec. 31, 2011 2014 [Member] For Euros [Member] CZK	Dec. 31, 2011 2014 [Member] For Euros [Member] GBP (£)	Dec. 31, 2011 2014 [Member] For Euros [Member] PLN	Dec. 31, 2011 2015 [Member] For Euros [Member] GBP (£)
Foreign exchange forward contracts representing commitments to buy and sell various foreign currencies
Foreign exchange forward contract, Purchases								$ 173	€ 31	2,586	$ 33	2,258	£ 67	106	$ 72	€ 11	2,111	$ 17	1,672	£ 39	77	$ 14	€ 4	1,164	$ 15	760	£ 27	35	£ 8
Foreign exchange forward contract, Purchases Exchange Rate (U.S. dollar)								1.0239	1.0239		0.7204	0.7204	0.7204	0.7204	1.0331	1.0331		0.7188	0.7188	0.7188	0.7188	1.0698	1.0698		0.7411	0.7411	0.7411	0.7411
Foreign exchange forward contract, Purchases Exchange Rate (Euro)								1.3648	1.3648		1.1878	1.1878	1.1878	1.1878	1.3884	1.3884		1.1707	1.1707	1.1707	1.1707	1.3946	1.3946		1.1312	1.1312	1.1312	1.1312	1.1737
Foreign exchange forward contract, Purchases Exchange Rate (Czech Koruna)											0.0391	0.0391	0.0391	0.0391				0.0401	0.0401	0.0401	0.0401				0.0402	0.0402	0.0402	0.0402
Foreign exchange forward contract, Purchases Exchange Rate (Polish Zlotys)											0.2379	0.2379	0.2379	0.2379				0.2336	0.2336	0.2336	0.2336				0.2252	0.2252	0.2252	0.2252
Foreign exchange forward contract, Purchases Exchange Rate										0.0739							0.0730							0.0675
Foreign exchange forward contract, Sales								(539)	(15)	(48)	(76)	(43)	(3)	(25)	(179)	0	0	(42)	(11)	(1)	0	(48)			(8)
Foreign exchange forward contract, Sales Exchange Rate (U.S. dollar)								1.0295	1.0295		0.7555	0.7555	0.7555	0.7555	1.0479	1.0479		0.7509	0.7509	0.7509	0.7509	1.0312	1.0312		0.7390	0.7390	0.7390	0.7390
Foreign exchange forward contract, Sales Exchange Rate (Euro)								1.3690	1.3690		1.1089	1.1089	1.1089	1.1089	0	0		1.1447	1.1447	1.1447	1.1447
Foreign exchange forward contract, Sales Exchange Rate (Czech Koruna)											0.0409	0.0409	0.0409	0.0409				0.0401	0.0401	0.0401	0.0401
Foreign exchange forward contract, Sales Exchange Rate (Polish Zlotys)											0.2314	0.2314	0.2314	0.2314				0.0000	0.0000	0.0000	0.0000
Foreign exchange forward contract, Sales Exchange Rate										0.0716							0.0000
Notional Amount of Foreign Currency Derivatives	$ (507)	€ 31	5,813	$ (61)	4,636	£ 137	193